EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The computation of basic earnings per share ("EPS") is based on the weighted average number of shares outstanding during the year and the consolidated net income or loss of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. In the computation of the diluted EPS, the dilutive impact of the Company’s stock options is calculated using the "treasury stock" guidelines and the "if-converted" method is used for convertible securities.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Basic earnings per share:
Net income available to stockholders	83,937	202,768	164,343
Diluted earnings per share:
Net income available to stockholders	83,937	202,768	164,343
Interest and other expenses attributable to convertible notes	—	7,501	16,166
Net income assuming dilution	83,937	210,269	180,509
The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2023	2022	2021
Basic earnings per share:
Weighted average number of common shares outstanding*	126,249	126,789	122,141
Diluted earnings per share:
Weighted average number of common shares outstanding*	126,249	126,789	122,141
Effect of dilutive share options	335	112	—
Effect of dilutive convertible notes	—	10,476	17,242
Weighted average number of common shares outstanding assuming dilution	126,584	137,377	139,383

	Year ended December 31,
	2023	2022	2021
Basic earnings per share:	$0.67	$1.60	$1.35
Diluted earnings per share:	$0.66	$1.53	$1.30

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. The remaining 700 shares are held with the Company's transfer agent. Accordingly, the total 11,765,842 of shares which had been issued under these arrangements, are not included in the weighted average number of common shares outstanding as of December 31, 2023, 2022 and 2021.

The weighted average number of common shares outstanding also excludes 1,095,095 shares repurchased by the Company under its Share Repurchase Program during the year ended December 31, 2023. (See also Note 23: Share Capital, Additional Paid-In Capital and Contributed Surplus).

In May 2023, the Company redeemed the full amount outstanding under the 4.875% senior unsecured convertible bonds due 2023. The remaining outstanding principal amount of $84.9 million was fully satisfied in cash. During January and March 2023, the Company purchased bonds with principal amounts totaling $53.0 million from the 4.875% senior unsecured convertible bonds due 2023. As of December 31, 2023, the principal amounts of the repurchased and redeemed bonds were anti-dilutive, assuming if converted, at the start of the period.
In October 2021, the Company redeemed the full amount outstanding under the 5.75% senior unsecured convertible bonds due 2021. The remaining outstanding principal amount of $144.7 million was fully satisfied in cash. During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $67.6 million from the 5.75% senior unsecured convertible bonds due 2021. As of December 31, 2021, the principal amounts of the repurchased bonds were anti-dilutive, assuming if converted, at the start of the period.